Income tax (Details 2) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY	Mar. 31, 2013 CNY	Mar. 31, 2012 CNY
Income tax
The PRC	$ 50,982	316,933	260,462	179,654
Non-PRC	(20,270)	(126,009)	(102,277)	(28,055)
Income before income tax expense	$ 30,712	190,924	158,185	151,599